CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY $ in Thousands		USD ($) shares		Common shares USD ($) shares	Contributed surplus USD ($)	Accumulated other comprehensive income USD ($)	Deficit USD ($)
Balance at beginning of period (in shares) at Dec. 31, 2019 | shares				28,454,200
Equity at beginning of period at Dec. 31, 2019		$ 31,381		$ 89,745	$ 1,102	$ 805	$ (60,271)
Exercise of stock options (in shares) | shares		192,431		191,429
Exercise of stock options		$ 244		$ 342	(98)
Share-based compensation (Note 14)		1,619			1,619
Issuance of common shares upon bought deal offering, net of share issuance costs (Note 13) (in shares) | shares				500,000
Issuance of common shares upon bought deal offering, net of share issuance costs (Note 13)		18,106		$ 18,106
Release of DSUs (Note 14) (in shares) | shares				5,883
Release of DSUs (Note 14)		0		$ 86	(86)
Shares issued in connection with business combinations (Note 13) (in shares) | shares				29,024
Shares issued in connection with business combinations (Note 13)		1,163		$ 1,163
Issuance of common shares upon initial public offering on the Nasdaq, net of share issuance costs (Note 13) (in shares) | shares				3,450,000
Issuance of common shares upon initial public offering on the Nasdaq, net of share issuance costs (Note 13)		154,915		$ 154,915
Comprehensive income (loss)		(7,122)	[1]			894	(8,016)
Balance at end of period (in shares) at Dec. 31, 2020 | shares	[1]			32,630,536
Equity at end of period at Dec. 31, 2020	[1]	$ 200,306		$ 264,357	2,537	1,699	(68,287)
Exercise of stock options (in shares) | shares		221,941		221,941
Exercise of stock options		$ 1,032		$ 1,470	(438)
Share-based compensation (Note 14)		2,261			2,261
Share issuance under ESPP (Note 13 and 14) (in shares) | shares				4,945
Share issuance under ESPP (Note 13 and 14)		244		$ 292	(48)
Comprehensive income (loss)		(13,187)				414	(13,601)
Balance at end of period (in shares) at Dec. 31, 2021 | shares				32,857,422
Equity at end of period at Dec. 31, 2021		$ 190,656		$ 266,119	$ 4,312	$ 2,113	$ (81,888)

[1]	Please refer to Note 4 for retrospective change of accounting policy.